Offerings - Offering: 1	Jul. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.001 per share
Amount Registered | shares	817,499
Proposed Maximum Offering Price per Unit	0.4196
Maximum Aggregate Offering Price	$ 343,022.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 47.37
Offering Note	Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-8 to which this exhibit relates includes an indeterminate number of additional Class A ordinary shares, options or rights attribute to these registered shares which become issuable under the Hong Kong Pharma Digital Technology Holdings Limited 2025 Equity Incentive Plan (the “Plan”) by reason of any share dividend, share split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding Class A ordinary shares.

Represents 817,499 Class A ordinary shares, par value US$0.001 per share, registered hereby issuable pursuant to the Plan.

Pursuant to Securities Act Rule 457(h), the maximum offering price, per share and in the aggregate, and the registration fee were calculated based upon the average of the high and low prices of the Class A ordinary shares as reported on the Nasdaq Capital Market on August 12, 2026, which were $0.42 and $0.4138, respectively.